Note 14 - Fair Value of Financial Instruments (Details) - Impaired Real Estated Assets Measured at Fair Value on Recurring Basis (Impaired Real Estate Assets [Member], USD $)	Dec. 31, 2013
Note 14 - Fair Value of Financial Instruments (Details) - Impaired Real Estated Assets Measured at Fair Value on Recurring Basis [Line Items]
Impaired real estate assets	$ 6,503,092
Fair Value, Inputs, Level 3 [Member]
Note 14 - Fair Value of Financial Instruments (Details) - Impaired Real Estated Assets Measured at Fair Value on Recurring Basis [Line Items]
Impaired real estate assets	$ 6,503,092